UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Annual Report
5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year-end recently changed from August 31 to May 31. As a result, this report covers the period from September 1, 2008, to May 31, 2009.

Municipal bonds posted positive returns for the nine months ended May 31, 2009, despite an unprecedented level of volatility. Municipal bonds fell sharply throughout the last four months of 2008 as a crisis in the credit markets and a deepening economic downturn led investors to shun risk-related assets. However, municipal bonds bounced back in the latter half of the period as unprecedented government intervention helped ease the credit crunch and the economy began to show early signs of stabilization. California suffered severe declines in tax revenues, which have created tremendous budget challenges and led to a credit-rating downgrade. The state must make substantial and painful spending cuts to eliminate a possible $23 billion budget deficit by June 2010. The state is currently seeking additional federal assistance to help in the successful structuring of cash flow borrowings, but no definitive responses have yet emerged.

For the nine months ended May 31, 2009, John Hancock California Tax-Free Income Fund’s Class A shares posted a total return of –2.63% at net asset value. By comparison, Morningstar, Inc.’s muni California long fund category produced an average return of –1.96%, while the much broader-based Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 3.15%. Because the Fund focuses on a single state, its performance often varies from its broader benchmark index. We believe that the Fund modestly lagged its Morningstar peer group average because of its slightly lower credit quality and greater focus on long-term municipal bonds. These factors detracted from performance during the municipal market sell-off in late 2008. We regained some of that performance in the last half of the period as longer-term bonds and lower-quality securities led the municipal market rebound in early 2009, but it wasn’t enough to entirely overcome the underper-formance from earlier in the period. The best performers were essential-services revenue bonds, which finance basic services such as utilities, water and sewer.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	California Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30- day yield (%) as of 5-31-09
		with maximum sales charge (POP)			with maximum sales charge (POP)
	Inception
Class	date	1-year	5-year	10-year	1-year	5-year	10-year

A	12-29-89	–6.92	1.89	3.09	–6.92	9.84	35.60	4.54

B	12-31-91	–8.02	1.63	2.90	–8.02	8.41	33.04	3.91

C	4-1-99	–4.32	1.97	2.69	–4.32	10.23	30.42	3.89

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.81%, Class B — 1.66% and Class C — 1.66%. Expenses for the current period may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | California Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$13,304	$13,304	$16,209

C2	5-31-99	13,042	13,042	16,209

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	California Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$973.70	$2.44

Class B	1,000.00	967.50	4.54

Class C	1,000.00	967.50	4.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.83%, and 1.81% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three month period).

Annual report | California Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,020.00	$4.94

Class B	1,000.00	1,015.80	9.20

Class C	1,000.00	1,015.90	9.10

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.83%, and 1.81% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	California Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Santa Ana Financing Authority, 7-1-24, 6.250%			4.0%

San Bernardino County, 8-1-17, 5.500%			3.4%

Puerto Rico Aqueduct & Sewer Authority, 7-1-11, 10.021%			3.3%

Golden State Tobacco Securitization Corp., 6-1-35, 5.000%			3.2%

New Haven Unified School District, 8-1-22, Zero			2.6%

Commonwealth of Puerto Rico, 7-1-15, 6.500%			2.3%

Santa Clara County Financing Authority, 5-15-17, 5.500%			2.3%

California, State of, 4-1-29, 4.750%			2.1%

California, State of, 4-1-33, 6.500%			2.0%

Inglewood Unified School District, 10-15-26, 5.250%			1.9%

Industry composition[2,3]

General obligation bonds	12%	Tobacco	4%

Revenue bonds		Utilities	4%

Education	14%	Development	3%

Facilities	13%	Power	3%

Transportation	9%	Other revenue bonds	23%

Special tax	8%	Miscellaneous	2%

Health care	5%

Quality composition[2]

AAA	14%	BBB	22%

AA	19%	BB	11%

A	34%

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on May 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

Annual report | California Tax-Free Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Tax-exempt long-term bonds 98.59%				$267,294,273

(Cost $278,786,742)

California 88.81%				240,787,740

ABAG Finance Authority for
Nonprofit Corps., Institute on Aging	5.650%	08-15-38	$1,000	962,590
San Diego Hospital Association, Ser. A	6.125	08-15-20	2,000	2,004,460

Anaheim Certificates of Participation,
Convention Center (B)(D)(P)	6.200	07-16-23	2,000	2,021,640

Anaheim Public Financing Authority,
Public Improvements Project, Ser. C (D)	Zero	09-01-18	3,000	1,886,220

Antioch Public Financing Authority,
Ser. B	5.850	09-02-15	1,375	1,319,258

Belmont Community Facilities,
Library Project, Ser. A (D)	5.750	08-01-24	1,000	1,145,820

California County Securitization Agency,
Fresno County Tobacco Funding Corp.	6.000	06-01-35	1,765	1,325,215
Kern County Tobacco Funding Corp., Ser. A	6.125	06-01-43	5,000	3,743,550
Los Angeles County Tobacco Funding Corp.	Zero	06-01-21	5,000	3,484,500
Stanislaus County Tobacco Funding
Corp., Ser. A	5.500	06-01-33	1,000	771,590

California Economic Recovery,
General Obligation, Ser. C–5 (P)(V)	0.280	07-01-23	1,300	1,300,000

California Educational Facilities Authority,
Woodbury University	5.000	01-01-30	2,000	1,425,680
College & University Finance	5.000	02-01-26	4,525	3,098,630
College & University Finance, Ser. B	6.125	06-01-09	5	5,000
University of San Diego, Ser. A	5.500	10-01-32	1,435	1,444,873
Woodbury University	5.000	01-01-25	1,800	1,384,776

California General Obligation,
Daily Kindergarten University, Ser. A–4 (P)(V)	0.160	05-01-34	1,400	1,400,000

California Health Facilities
Financing Authority,
Catholic Healthcare West, Ser. G	5.250	07-01-23	1,000	988,190
Kaiser Permanente, Ser. A	5.250	04-01-39	2,500	2,253,600
Providence Health System, Ser. C	6.500	10-01-33	1,000	1,072,180

California Infrastructure & Economic
Development Bank,
Performing Arts Center	5.000	12-01-27	500	501,030
J. David Gladstone Institute Project	5.250	10-01-34	1,000	927,360
Kaiser Hospital, Ser. A	5.550	08-01-31	3,000	2,939,790

See notes to financial statements

12	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

California (continued)

California Municipal Finance Authority,
American Heritage Project, Ser. A	5.250%	06-01-26	$1,000	$799,650

California Pollution Control
Financing Authority,
Pacific Gas & Electric Co., Ser. A (D)(P)	5.350	12-01-16	1,000	993,960
Waste Management Inc. Project,
Ser. C (P)	5.125	11-01-23	2,000	1,812,820

California, State of,
General Obligation	6.500	04-01-33	5,000	5,435,000
General Obligation	5.125	04-01-23	2,000	2,012,460
General Obligation	5.125	11-01-24	1,000	1,000,270
General Obligation (D)	4.750	04-01-29	6,000	5,717,880

California State Public Works Board,
California State University, Ser. D	6.250	04-01-34	2,000	2,034,620
State Prisons, Series A (D)	5.000	12-01-19	5,000	5,097,900
State Prisons, Series C	5.500	06-01-18	5,000	5,114,700

California State University Revenue, Ser. A	5.250	11-01-34	1,000	1,003,020

California Statewide Communities
Development Authority,
Irvin LLC	5.750	05-15-32	1,230	1,071,957
Living Presbyterian Homes, Ser. A	4.875	11-15-36	2,000	1,370,160
Thomas Jefferson School, Ser. A	7.250	10-01-38	2,000	1,667,460

California Statewide Financing Authority,
Tobacco Settlement, Ser. A	6.000	05-01-37	2,500	1,864,700
Tobacco Settlement, Ser. B	6.000	05-01-37	4,000	2,983,520

Capistrano Unified School District,
No: 90-2 Talega	6.000	09-01-33	750	639,053
No: 90-2 Talega	5.875	09-01-23	500	468,975

Center Unified School District,
Capital Appreciation, Ser. C (D)	Zero	09-01-16	2,145	1,624,923

Chula Vista Redevelopment Agency,
Bayfront, Ser. B	5.250	10-01-27	1,250	947,625

Cloverdale Community Development Agency,
Cloverdale Redevelopment Project	5.500	09-01-38	3,000	2,064,330

Contra Costa County Public Financing Authority,
Unrefunded, Ser. A (D)	5.000	06-01-28	1,230	1,225,511

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,205	1,001,909

East Side Union High School District-
Santa Clara County, General Obligation (D)	5.250	09-01-24	2,500	2,737,075

Folsom Public Financing Authority,
Ser. B	5.125	09-01-26	1,000	725,170

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-25	6,615	1,956,188
Capital Appreciation	Zero	01-15-36	30,000	3,668,100

Fresno Sewer Revenue,
Ser. A–1 (D)	5.250	09-01-19	1,000	1,121,210

Fullerton Community Facilities District
No: 1, Amerige Heights	6.200	09-01-32	1,000	828,410

Golden State Tobacco Securitization Corp.,
Ser A (D)	5.000	06-01-35	10,000	8,644,500
Ser. 2003 A–1	6.250	06-01-33	2,760	3,017,066

See notes to financial statements

Annual report | California Tax-Free Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

California (continued)

Inglewood Unified School District (D)	5.250%	10-15-26	$5,000	$5,136,650

Irvine Mobile Home Park Revenue,
Meadows Mobile Home Park, Ser. A	5.700	03-01-28	3,975	3,330,295

Kern County, Capital
Improvements Project, Ser. A (D)	5.750	08-01-35	1,000	1,028,290

Laguna-Salada Union School District,
General Obligation, Ser. C (D)	Zero	08-01-26	1,000	401,860

Lancaster School District,
Capital Appreciation Project (D)	Zero	04-01-19	1,730	1,099,000
Capital Appreciation Project (D)	Zero	04-01-22	1,380	713,460

Lee Lake Water District Community
Facilities District No: 2,
Montecito Ranch	6.125	09-01-27	1,200	961,380

Long Beach Harbor Revenue, Ser. A (D)	6.000	05-15-18	2,660	2,833,565

Long Beach Special Tax Community,
District No: 6- Pike	6.250	10-01-26	2,500	2,179,600

Los Angeles Community College District,
General Obligation, 2008 Election, Ser. A	6.000	08-01-33	4,000	4,304,680

Los Angeles Community Facilities District
No: 3, Cascades Business Park	6.400	09-01-22	655	592,998

Los Angeles Department of Water
& Power,
Ser. A	5.000	07-01-39	1,000	977,130
Ser. A–1	5.250	07-01-38	2,000	2,021,500

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09-01-27	2,500	2,146,525

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000	2,179,680

New Haven Unified School District,
Ser. B (D)	Zero	08-01-22	14,200	7,045,614

Northern California Power Agency,
Ore Transition Project, Ser. A (D)	7.000	05-01-13	100	109,278

Orange County Improvement Bond
Act 1915, Ser. B	5.750	09-02-33	1,570	1,416,470

Oxnard Community Facilities District:
No. 3, Seabridge	5.000	09-01-35	1,500	947,220

Paramount Unified School District,
General Obligation, Ser. B (D)	Zero	09-01-25	4,735	1,896,083

Pasadena Certificates of Participation,
Old Pasadena Parking Project	6.250	01-01-18	850	984,368

Poway Community Facilities District No:
88-1, Parkway Business Center	6.750	08-15-15	1,000	1,013,410

Rancho Santa Fe Community Services
District No: 01	6.700	09-01-30	1,000	865,280

Ripon Redevelopment Agency,
Community Redevelopment Project (D)	4.750	11-01-36	1,700	1,348,712

Riverside County Asset Leasing Corp.,
Ser. A	6.500	06-01-12	1,000	1,074,960

Sacramento City Financing Authority,
Convention Center Hotel, Ser. A	6.250	01-01-30	4,975	5,098,629

See notes to financial statements

14	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

California (continued)

San Bernardino County,
Certificates of Participation, Ser. B	6.875%	08-01-24	$350	$455,235
Medical Center Financing Project (D)	5.500	08-01-17	8,750	9,323,738

San Bruno Park School District,
General Obligation, Ser. B (D)	Zero	08-01-21	1,015	553,449
General Obligation, Ser. B (D)	Zero	08-01-23	1,080	503,561

San Diego Redevelopment Agency,
Capital Appreciation, Ser. B	Zero	09-01-17	1,600	859,536
Capital Appreciation, Ser. B	Zero	09-01-18	1,700	838,032
City Heights, Ser. A	5.800	09-01-28	1,395	1,095,884
City Heights, Ser. A	5.750	09-01-23	1,000	823,840

San Diego Unified School District,
General Obligation, Election of 1998, Ser. B (D)	5.000	07-01-25	2,450	2,542,782
General Obligation, Ser. A (D)	Zero	07-01-21	2,500	1,369,645

San Francisco City & County
Redevelopment Agency
District No: 6, Ser. A	6.000	08-01-25	2,500	2,378,175
Mission Bay South, Ser. A	5.150	08-01-35	1,250	975,325

San Francisco State Building Authority,
Ser. A	5.000	10-01-13	2,145	2,288,930

San Joaquin County,
Certificates of Participation (D)	5.000	11-15-29	2,965	2,833,265

San Joaquin Hills Transportation
Corridor Agency,
Toll Road Revenue	Zero	01-01-14	5,000	4,485,600
Toll Road Revenue	Zero	01-01-22	6,500	3,856,580
Toll Road Revenue, Ser. A	5.750	01-15-21	5,000	3,851,550

San Marcos Public Facilities Authority,
Project Area 3-A	6.000	08-01-31	1,305	1,342,780

San Mateo County Joint Power Authority,
Capital Projects Program (D)	5.000	07-01-21	1,815	1,819,011

Santa Ana Financing Authority,
Mainplace Project, Ser. D	5.600	09-01-19	1,000	885,770
Police Admin & Holding Facility, Ser. A (D)	6.250	07-01-19	1,790	1,963,272
Police Admin & Holding Facility, Ser. A (D)	6.250	07-01-24	10,000	10,923,300

Santa Clara County Financing Authority,
Ser. B (D)	5.500	05-15-17	6,000	6,271,560

Santa Fe Springs Community
Development Commission, Ser. A (D)	Zero	09-01-20	1,275	699,835

Santa Margarita Water District No: 99-1	6.000	09-01-30	500	589,760

Santaluz Community Facilities District No: 2	6.375	09-01-30	1,490	1,267,007

Southern California Public Power Authority,
Natural Gas Project No: 1, Ser. A	5.250	11-01-26	2,000	1,870,920
Southern Transmission (D)	Zero	07-01-13	4,400	4,039,772

Tobacco Securitization Authority of
Northern California, Ser. A	5.375	06-01-41	1,000	1,086,450

Torrance Hospital Revenue,
Memorial Medical Canter, Ser. A	5.500	06-01-31	2,000	1,913,980

See notes to financial statements

Annual report | California Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

California (continued)

Turlock Health Facility Revenue,
Emanuel Medical Center, Ser. B	5.125%	10-15-37	$2,500	$1,569,500

Vallejo Sanitation & Flood Control District,
Certificates of Participation (D)	5.000	07-01-19	2,500	2,410,625

West Covina Redevelopment Agency,
Fashion Plaza	6.000	09-01-22	3,000	3,336,360
Puerto Rico 9.78%				26,506,533

Commonwealth of Puerto Rico,
General Obligation	6.500	07-01-15	6,000	6,352,620
General Obligation, Ser. A	5.375	07-01-33	1,250	1,106,175
General Obligation, Ser. A	5.000	07-01-23	5,000	4,515,500

Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (B)(D)(P)	10.021	07-01-11	7,500	9,043,200
Ser. A	Zero	07-01-24	1,750	1,381,695

Puerto Rico Highway & Transportation Authority,
Ser. Z (D)	6.250	07-01-14	3,250	3,429,628
Unrefunded, Ser. A (D)	5.000	07-01-38	190	163,995

Puerto Rico Industrial Tourist Education
Medical & Environment Authority,
Hospital De La Concepcion	6.500	11-15-20	500	513,720

Total investments (Cost $278,786,742)† 98.59%				$267,294,273

Other assets and liabilities, net 1.41%				$3,827,856

Total net assets 100.00%				$271,122,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(B) Security has been issued as a leveraged inverse floater bond purchased on the secondary market.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	5.10%
Assured Guaranty Corp.	0.38%
Financial Guaranty Insurance Company	4.75%
Financial Security Assurance, Inc.	7.18%
National Public Finance Guarantee Insurance Corp.	24.39%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $277,458,392. Net unrealized depreciation aggregated $10,164,119, of which $12,274,991 related to appreciated investment securities and $22,439,110 related to depreciated investment securities.

See notes to financial statements

16	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $278,786,742)	$267,294,273
Receivable for fund shares sold	370,240
Interest receivable	4,102,358
Other receivables and prepaid assets	58,024

Total assets	271,824,895

Liabilities

Due to custodian	99,050
Payable for fund shares repurchased	304,750
Payable to affiliates
Accounting and legal services fees	14,131
Transfer agent fees	3,750
Distribution and service fees	48,645
Trustees’ fees	56,124
Management fees	120,525
Other liabilities and accrued expenses	55,791

Total liabilities	702,766

Net assets

Capital paid-in	$283,373,340
Undistributed net investment income	7,703
Accumulated net realized loss on investments	(766,445)
Net unrealized depreciation on investments	(11,492,469)

Net assets	$271,122,129

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($247,903,244 ÷ 25,548,811 shares)	$9.70
Class B ($6,551,441 ÷ 675,112 shares)[1]	$9.70
Class C ($16,667,444 ÷ 1,717,738 shares)[1]	$9.70

Maximum offering price per share

Class A ($9.70 ÷ 95.5%)[2]	$10.16

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the periods ended 5-31-09 and 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Period	Year
	ended	ended
	5-31-09[1]	8-31-08

Investment income

Interest	$12,158,196	$17,119,477

Expenses

Investment management fees (Note 5)	1,112,643	1,790,496
Distribution and service fees (Note 5)	429,798	699,727
Transfer agent fees (Note 5)	91,767	129,294
Accounting and legal services fees (Note 5)	31,707	37,228
Trustees’ fees	12,495	19,336
State registration fees	12,588	16,835
Printing and postage fees	20,327	29,186
Professional fees	71,518	40,637
Custodian fees	47,704	83,930
Registration and filing fees	2,437	—
Proxy fees	83,081	—
Miscellaneous	49,327	9,870

Total expenses	1,965,392	2,856,539
Less expense reductions (Note 5)	(21)	(1,988)

Net expenses	1,965,371	2,854,551

Net investment income	10,192,825	14,264,926

Realized and unrealized gain (loss)

Net realized (loss) gain on investments	(2,017,380)	219,561

Change in net unrealized appreciation (depreciation)
of investments	(18,907,753)	(7,654,523)

Net realized and unrealized loss	(20,925,133)	(7,434,962)

Decrease in net assets from operations	($10,732,308)	$6,829,964

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

18	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	5-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$10,192,825	$14,264,926	$14,124,386
Net realized gain (loss)	(2,017,380)	219,561	1,521,490
Change in net unrealized appreciation
(depreciation)	(18,907,753)	(7,654,523)	(11,454,555)

Increase (decrease) in net assets resulting
from operations	(10,732,308)	6,829,964	4,191,321
Distributions to shareholders
From net investment income
Class A	(9,586,599)	(13,221,127)	(13,058,903)
Class B	(251,259)	(437,796)	(664,098)
Class C	(379,274)	(443,676)	(323,845)
From net realized gain
Class A	(170,182)	(374,572)	—
Class B	(5,509)	(16,486)	—
Class C	(7,541)	(14,767)	—

Total distributions	(10,400,364)	(14,508,424)	(14,046,846)

From Fund share transactions (Note 6)	(25,258,109)	(3,483,468)	10,655,928

Total increase (decrease)	(46,390,781)	(11,161,928)	800,403

Net assets

Beginning of period	317,512,910	328,674,838	327,874,435

Period ended	$271,122,129	$317,512,910	$328,674,838

Undistributed net investment income	$7,703	$38,879	$38,879

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Annual report | California Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[3]	0.36	0.47	0.47	0.49	0.51	0.52
Net realized and unrealized gain (loss)
on investments	(0.65)	(0.25)	(0.32)	(0.15)	0.16	0.30
Total from investment operations	(0.29)	0.22	0.15	0.34	0.67	0.82
Less distributions
From net investment income	(0.36)	(0.46)	(0.47)	(0.49)	(0.50)	(0.51)
From net realized gain	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.37)	(0.47)	(0.47)	(0.49)	(0.50)	(0.51)
Net asset value, end of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[4]	(2.63)[5,6]	2.18[5]	1.34[5]	3.19[5]	6.24	7.84

Ratios and supplemental data

Net assets, end of period (in millions)	$248	$294	$304	$296	$306	$308
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Expenses net of fee waivers	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Expenses net of all fee waivers and
credits	0.91[7,8]	0.81	0.81	0.82	0.86	0.83
Net investment income	5.10[7]	4.45	4.33	4.53	4.59	4.72
Portfolio turnover (%)	26	22	41	33	13	21

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

20	California Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[3]	0.30	0.38	0.38	0.40	0.41	0.42
Net realized and unrealized gain (loss)
on investments	(0.65)	(0.25)	(0.32)	(0.15)	0.16	0.31
Total from investment operations	(0.35)	0.13	0.06	0.25	0.57	0.73
Less distributions
From net investment income	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)	(0.42)
From net realized gain	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)	(0.42)
Net asset value, end of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[4]	(3.25)[5,6]	1.31[5]	0.48[5]	2.32[5]	5.35	6.93

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$10	$15	$24	$32	$43
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of all fee waivers and
credits	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Net investment income	4.25[7]	3.59	3.47	3.68	3.75	3.87
Portfolio turnover (%)	26	22	41	33	13	21

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$10.36	$10.61	$10.93	$11.08	$10.91	$10.60
Net investment income[3]	0.30	0.38	0.37	0.40	0.41	0.42
Net realized and unrealized gain (loss)
on investments	(0.65)	(0.25)	(0.31)	(0.15)	0.16	0.31
Total from investment operations	(0.35)	0.13	0.06	0.25	0.57	0.73
Less distributions
From net investment income	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)	(0.42)
From net realized gain	(0.01)	(0.01)	—	—	—	—
Total distributions	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)	(0.42)
Net asset value, beginning of period	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Total return (%)[4]	(3.25)[5,6]	1.31[5]	0.48[5]	2.32[5]	5.35	6.93

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$14	$10	$8	$7	$7
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of fee waivers	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Expenses net of all fee waivers and
credits	1.76[7,8]	1.66	1.66	1.67	1.71	1.69
Net investment income	4.22[7]	3.60	3.47	3.68	3.74	3.87
Portfolio turnover (%)	26	22	41	33	13	21

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

Annual report | California Tax-Free Income Fund	21

Notes to financial statements

Note 1
Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

22	California Tax-Free Income Fund | Annual report

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using sig-nificant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—

Level 2 — Other Significant Observable Inputs	$267,294,273	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$267,294,273	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
 investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting

Annual report | California Tax-Free Income Fund	23

of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $1,684,651 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires on May 31, 2017 — $1,684,651. Additionally, net capital losses of $343,939 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended August 31, 2007 the tax character of distributions paid was as follows: ordinary income $48,591 and tax exempt income $13,998,255. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $20,361, tax exempt income $14,082,238 and long-term capital gain $405,825. During the period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $34,062, tax exempt income $10,183,131 and long-term capital gain $183,171. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $63,108 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax

24	California Tax-Free Income Fund | Annual report

differences are primarily attributable to amortization and accretion on debt securities.

Note 3
Risk and uncertainties

Non-diversified risk

The Fund is allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

State concentration risk

The Fund may concentrate its investments in a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

Annual report | California Tax-Free Income Fund	25

The investment management fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. There were no custody balance credits during the period ended May 31, 2009.

Class A shares are assessed up-front sales charges. During the period ended May 31, 2009, JH Funds received net up-front sales charges of $173,806 with regard to sales of Class A shares. Of this amount, $22,852 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $150,325 was paid as sales commissions to unrelated broker-dealers and $629 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 31, 2009, CDSCs received by JH Funds amounted to $7,653 for Class B shares and $3,903 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees

26	California Tax-Free Income Fund | Annual report

and out-of-pocket expenses. During the period ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $21 for transfer agent credits earned.

Class level expenses for the period ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$281,151	$85,010
Class B	58,994	2,660
Class C	89,653	4,097
Total	$429,798	$91,767

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended May 31, 2009, and years ended August 31, 2008 and August 31, 2007, along with the corresponding dollar value.

	Period ended 5-31-09[1]		Year ended 8-31-08		Year ended 8-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,934,331	$18,765,416	4,992,318	$52,426,707	3,792,506	$41,272,167
Distributions
reinvested	562,381	5,269,999	734,057	7,695,093	657,865	7,156,422
Repurchased	(5,280,492)	(50,068,901)	(6,016,558)	(63,195,548)	(2,952,305)	(32,110,845)
Net increase
(decrease)	(2,783,780)	($26,033,486)	(290,183)	($3,073,748)	1,498,066	$16,317,744

Class B shares

Sold	28,461	$269,239	51,446	$549,219	71,439	$777,087
Distributions
reinvested	14,704	137,553	24,616	258,404	32,893	358,311
Repurchased	(369,962)	(3,477,887)	(459,249)	(4,853,916)	(895,152)	(9,748,798)
Net decrease	(326,797)	($3,071,095)	(383,187)	($4,046,293)	(790,820)	($8,613,400)

Class C shares

Sold	730,370	$6,917,625	546,964	$5,771,432	444,131	$4,844,342
Distributions
reinvested	24,365	228,155	23,635	247,277	14,852	161,580
Repurchased	(346,845)	(3,299,308)	(227,092)	(2,382,136)	(188,913)	(2,054,338)
Net increase	407,890	$3,846,472	343,507	$3,636,573	270,070	$2,951,584

Net increase

(decrease)	(2,702,687)	($25,258,109)	(329,863)	($3,483,468)	977,316	$10,655,928

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

Annual report | California Tax-Free Income Fund	27

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchases and sales of variable rate demand notes of $17,490,000 and $17,920,000, respectively, during the period ended May 31, 2009, aggregated $70,012,026 and $97,773,816, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year-end from August 31 to May 31.

28	California Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock California Tax-Free Income Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2009

Annual report | California Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2009.

The Fund has designated distributions to shareholders of $183,171 as a long-term capital gain dividend.

The Fund designates 99.68% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 3.22%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

30	California Tax-Free Income Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock California
Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of John Hancock California Tax-Free Income Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock California Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

Annual report | California Tax-Free Income Fund	31

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the median of the Category and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board also noted that the Fund’s performance was generally in line with the median performance of the Category for the 3-, 5- and 10-year periods. The Board viewed favorably that the Fund’s performance was generally in line with the performance of the Peer Group median for the 5-year period and was higher than the performance of the Peer Group median for the 1-, 3- and 5-year periods.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the Peer Group median and not appreciably higher than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and equal to the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

32	California Tax-Free Income Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | California Tax-Free Income Fund	33

Board Consideration of Amendments
to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

34	California Tax-Free Income Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock California Tax-Free Income Fund was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposal listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock California Tax-Free Income Fund.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	17,622,732.6480	62.383%	96.551%
Withhold	629,504.6270	2.228%	3.449%
TOTAL	18,252,237.2750	64.611%	100.000%

John G. Vrysen
Affirmative	17,621,192.6480	62.377%	96.543%
Withhold	631,044.6270	2.234%	3.457%
TOTAL	18,252,237.2750	64.611%	100.000%

James F. Carlin
Affirmative	17,633,177.6480	62.420%	96.608%
Withhold	619,059.6270	2.191%	3.392%
TOTAL	18,252,237.2750	64.611%	100.000%

William H. Cunningham
Affirmative	17,514,500.3170	61.999%	95.958%
Withhold	737,736.9580	2.612%	4.042%
TOTAL	18,252,237.2750	64.611%	100.000%

Deborah Jackson
Affirmative	17,631,820.1180	62.415%	96.601%
Withhold	620,417.1570	2.196%	3.399%
TOTAL	18,252,237.2750	64.611%	100.000%

Charles L. Ladner
Affirmative	17,630,540.6480	62.410%	96.594%
Withhold	621,696.6270	2.201%	3.406%
TOTAL	18,252,237.2750	64.611%	100.000%

Stanley Martin
Affirmative	17,622,672.6480	62.382%	96.551%
Withhold	629,564.6270	2.229%	3.449%
TOTAL	18,252,237.2750	64.611%	100.000%

Patti McGill Peterson
Affirmative	17,519,530.7870	62.017%	95.986%
Withhold	732,706.4880	2.594%	4.014%
TOTAL	18,252,237.2750	64.611%	100.000%

Annual report | California Tax-Free Income Fund	35

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	17,625,210.7940	62.391%	96.565%
Withhold	627,026.4810	2.220%	3.435%
TOTAL	18,252,237.2750	64.611%	100.000%

Steven R. Pruchansky
Affirmative	17,618,495.6480	62.368%	96.528%
Withhold	633,741.6270	2.243%	3.472%
TOTAL	18,252,237.2750	64.611%	100.000%

Gregory A. Russo
Affirmative	17,602,840.7940	62.312%	96.442%
Withhold	649,396.4810	2.299%	3.558%
TOTAL	18,252,237.2750	64.611%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock California Tax-Free Income Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock California Tax-Free Income Fund and John Hancock Advisers, LLC.

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	11,800,074.9380	41.771%	64.650%
Against	553,741.6340	1.960%	3.034%
Abstain	1,429,046.7030	5.059%	7.829%
Broker Non-Votes	4,469,374.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A, 3C, 3D, 3E and 3F DID NOT PASS ON MAY 5, 2009.

3A. Revise: Concentration

Affirmative	11,434,040.6710	40.475%	62.644%
Against	613,183.3750	2.171%	3.360%
Abstain	1,735,639.2290	6.144%	9.509%
Broker Non-Votes	4,469,374.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

36	California Tax-Free Income Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	11,566,155.9290	40.943%	63.368%
Against	625,351.7760	2.214%	3.426%
Abstain	1,591,353.5700	5.633%	8.719%
Broker Non-Votes	4,469,376.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

3D. Revise: Real Estate

Affirmative	11,381,791.7930	40.290%	62.358%
Against	678,509.5760	2.402%	3.717%
Abstain	1,722,561.9060	6.098%	9.438%
Broker Non-Votes	4,469,374.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

3E. Revise: Loans

Affirmative	11,384,236.7160	40.300%	62.371%
Against	665,386.2630	2.355%	3.646%
Abstain	1,733,241.2960	6.135%	9.496%
Broker Non-Votes	4,469,373.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

3F. Revise: Senior Securities

Affirmative	11,465,452.1210	40.587%	62.816%
Against	603,147.6250	2.135%	3.305%
Abstain	1,714,263.5290	6.068%	9.392%
Broker Non-Votes	4,469,374.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ONLY CLASSES B AND C ON MAY 5, 2009.

(There was no Quorum for Class A)

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	10,690,311.7140	40.673%	62.372%
Against	704,025.3090	2.679%	4.108%
Abstain	1,499,555.0620	5.705%	8.749%
Broker Non-Votes	4,245,550.0000	16.153%	24.771%
TOTAL	17,139,442.0850	65.210%	100.000%

Annual report | California Tax-Free Income Fund	37

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	341,655.2290	41.931%	73.192%
Against	4,601.0000	.565%	.986%
Abstain	54,285.2860	6.662%	11.629%
Broker Non-Votes	66,250.0000	8.131%	14.193%
TOTAL	466,791.5150	57.289%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	434,394.6750	37.728%	67.243%
Against	6,402.0000	.556%	.991%
Abstain	47,629.0000	4.137%	7.373%
Broker Non-Votes	157,578.0000	13.686%	24.393%
TOTAL	646,003.6750	56.107%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except International Classic Value and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	11,297,337.1210	39.992%	61.896%
Against	762,453.8530	2.699%	4.177%
Abstain	1,723,070.3010	6.099%	9.440%
Broker Non-Votes	4,469,376.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock California Tax-Free Income Fund.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	11,390,167.6600	40.320%	62.404%
Against	745,580.9760	2.639%	4.085%
Abstain	1,647,113.6390	5.831%	9.024%
Broker Non-Votes	4,469,375.0000	15.821%	24.487%
TOTAL	18,252,237.2750	64.611%	100.000%

38	California Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1989	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | California Tax-Free Income Fund	39

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

40	California Tax-Free Income Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | California Tax-Free Income Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

42	California Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | California Tax-Free Income Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	5300A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $35,470 for the fiscal year ended May 31, 2009 (the registrant changed the fiscal year end to May 31) and $26,850 for the fiscal year ended August 31, 2008. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,222 for the fiscal year ended May 31, 2009 and $3,400 for the fiscal year ended August 31, 2008. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,868,967 for the fiscal year ended May 31, 2009, and $865,845 for the fiscal year ended August 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009